Organization and Principal Activities (Tables)	12 Months Ended
Feb. 28, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Details of Major Subsidiaries, VIEs and VIEs' Subsidiaries

As of February 28, 2021, details of the Company’s major subsidiaries, its VIE and VIE’s subsidiaries are as follows:

Name	Later of date of incorporation or acquisition	Place of incorporation (or establishment)	Equity interest attributed to the Group as of February 28, 2021	Principal activities
Subsidiaries:
Four Seasons Education (Hong Kong) Limited ("Four Seasons Hong Kong")	June 24, 2014	Hong Kong	100%	Investment holding
Shanghai Fuxi Information Technology Service Co., Ltd. ("Shanghai Fuxi")	December 29, 2014	Shanghai	100%	Education and management consulting service
Variable interest entity:
Shanghai Four Seasons Education and Training Co., Ltd. ("Shanghai Four Seasons")	March 12, 2014	Shanghai	100%	After-school tutoring
VIE's subsidiaries:
Four Seasons Class Training Co., Ltd. ("Four Seasons Class")	September 1, 2016	Shanghai	100%	After-school tutoring
Shanghai Jing'an Modern Art Culture Education School ("Modern Art School")	January 25, 2017	Shanghai	100%	After-school tutoring
Shanghai Tongfang Technology Further Education School ("Tongfang School")	May 16, 2013	Shanghai	100%	After-school tutoring